UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $497,198 (thousands)


Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN INC                     COM              00738A106      975    50000 SH       SOLE                    50000        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101    17876  1025000 SH       SOLE                  1025000        0        0
AMAZON COM INC                 COM              023135106    21828   300000 SH       SOLE                   300000        0        0
AUDIOVOX CORP                  CL A             050757103     5086   542798 SH       SOLE                   542798        0        0
BROADCOM CORP                  CL A             111320107    28877  1550000 SH       SOLE                  1550000        0        0
CINCINNATI BELL INC NEW        COM              171871106     2564   829730 SH       SOLE                   829730        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    31049  1360000 SH       SOLE                  1360000        0        0
DOLBY LABORATORIES INC         COM              25659T107     5358   152269 SH       SOLE                   152269        0        0
ECHELON CORP                   COM              27874N105     1976   200000 SH       SOLE                   200000        0        0
EHEALTH INC                    COM              28238P109     5619   351181 SH       SOLE                   351181        0        0
EQUINIX INC                    COM NEW          29444U502    23616   340000 SH       SOLE                   340000        0        0
F5 NETWORKS INC                COM              315616102    35888  1535000 SH       SOLE                  1535000        0        0
FIRST SOLAR INC                COM              336433107    30226   160000 SH       SOLE                   160000        0        0
GANNETT INC                    COM              364730101     2137   126347 SH       SOLE                   126347        0        0
GLOBAL SOURCES LTD             ORD              G39300101     2789   276931 SH       SOLE                   276931        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     9948   575000 SH       SOLE                   575000        0        0
INFINERA CORPORATION           COM              45667G103     1782   186356 SH       SOLE                   186356        0        0
INTERVAL LEISURE GROUP INC     COM              46113M108     8402   807930 SH       SOLE                   807930        0        0
JUNIPER NETWORKS INC           COM              48203R104    16856   800000 SH       SOLE                   800000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    52024  5594046 SH       SOLE                  5594046        0        0
MERCADOLIBRE INC               COM              58733R102     6982   343106 SH       SOLE                   343106        0        0
MICRON TECHNOLOGY INC          COM              595112103    36450  9000000 SH       SOLE                  9000000        0        0
NETAPP INC                     COM              64110D104    41152  2257402 SH       SOLE                  2257402        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604      908   149899 SH       SOLE                   149899        0        0
NOVELLUS SYS INC               COM              670008101     4954   252247 SH       SOLE                   252247        0        0
OMNITURE INC                   COM              68212S109     3219   175336 SH       SOLE                   175336        0        0
ON SEMICONDUCTOR CORP          COM              682189105    44289  6551676 SH       SOLE                  6551676        0        0
R H DONNELLEY CORP             COM NEW          74955W307      138    69177 SH       SOLE                    69177        0        0
RESEARCH IN MOTION LTD         COM              760975102     4333    63440 SH       SOLE                    63440        0        0
SIGMA DESIGNS INC              COM              826565103      898    63175 SH       SOLE                    63175        0        0
SIRIUS XM RADIO INC            COM              82967N108     5778 10135970 SH       SOLE                 10135970        0        0
STARENT NETWORKS CORP          COM              85528P108     4045   312615 SH       SOLE                   312615        0        0
SYNOPSYS INC                   COM              871607107    26633  1335000 SH       SOLE                  1335000        0        0
THE9 LTD                       ADR              88337K104     1563   145703 SH       SOLE                   145703        0        0
VALUECLICK INC                 COM              92046N102     4983   487072 SH       SOLE                   487072        0        0
VERIFONE HLDGS INC             COM              92342Y109     5997   362596 SH       SOLE                   362596        0        0